CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities
Cash (used in) / provided by operating activities	€ 0	€ 0	€ 0
Cash flow from investing activities
Net cash used in investing activities	0	0	0
Cash flow from financing activities
Net cash provided by financing activities	0	0	0
Net (decrease) / increase in cash and cash equivalents held	0	0	0
Cash and cash equivalents	€ 0	€ 0	€ 0